Schedule of increase/(decrease) profit or loss that all other variables remain constant (Details) - Currency risk [member]	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Strengthened [member]
IfrsStatementLineItems [Line Items]
- Weakened	$ 19,095	$ 24,324	$ 969
Weekened [member]
IfrsStatementLineItems [Line Items]
- Weakened	$ (19,095)	$ (24,324)	$ (969)